Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Basis of presentation	Basis of presentation The consolidated financial statements of the Company have been prepared in accordance with the generally accepted accounting principles of the United States (“U.S. GAAP”).
Principles of consolidation
Principles of consolidation
The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIE, and subsidiaries of the VIE. All significant intercompany transactions and balances have been eliminated upon consolidation.

Use of estimates
Use of estimates
The preparation of the Company’s consolidated financial statements in conformity with U.S. GAAP requires the use of estimates and judgments that affect the reported amounts in the consolidated financial statements and accompanying notes. These estimates form the basis for judgments that management make about the carrying values of assets and liabilities, which are not readily apparent from other sources. Management base their estimates and judgments on historical information and on various other assumptions that they believe are reasonable under the circumstances U.S. GAAP requires management to make estimates and judgments in several areas, including, but not limited to, those related to allowance for doubtful accounts, volume rebates relates to targeted marketing service, useful lives of property and equipment and intangible assets, the purchase price allocation and fair value of intangible assets, fair value of redeemable noncontrolling interests, impairment of goodwill, impairment of long-lived assets, fair value measurements and impairment for equity investments without readily determinable fair value, impairment of loans receivables, including due from related parties, valuation allowance for deferred tax assets, uncertain tax position, fair value change of derivative assets
,
incremental borrowing rates for operating lease liabilities

and share-based compensation. These estimates are based on management’s knowledge about current events and expectations about actions that the Company may undertake in the future. Actual results could differ from those estimates.

Convenience translation
Convenience translation
Translations of amounts from RMB into US$ for the convenience of the reader have been calculated at the exchange rate of RMB6.8972 per US$1.00 on December 30, 2022, as published on the website of the United States Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Foreign currency translation
Foreign currency translation
The functional currency of the Company and the Company’s subsidiary outside the PRC are US$. The Company’s PRC subsidiary, VIE and subsidiaries of the VIE adopted RMB as their functional currencies. The determination of the respective functional currency is based on the criteria stated in ASC 830,
Foreign Currency Matters
. The Company uses RMB as its reporting currency. The consolidated financial statements of the Company are translated into RMB using the exchange rate as of the balance sheet date for assets and liabilities and average exchange rate for the year for income and expense items. Translation gains and losses are recorded in accumulated other comprehensive income, as a component of shareholders’ equity.
Transactions in currencies other than the functional currency are remeasured and recorded in the functional currency at the exchange rate prevailing on the transaction date.
Monetary assets and liabilities denominated in currencies other than the functional currency are remeasured into the functional currency at the rates of exchange prevailing at the balance sheet dates. Transaction gains and losses are recognized in the consolidated statements of comprehensive loss during the period or year in which they occur.

Cash and cash equivalents
Cash and cash equivalents
Cash and cash equivalents primarily consist of cash and demand deposits which are highly liquid. The Company considers highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase of three months or less to be cash equivalents. All cash and cash equivalents are unrestricted as to withdrawal and use.

Restricted cash
Restricted cash
Restricted cash balance mainly represents (a) cash granted by the government for certain approved technology research and development projects, which are not available for use until the Company obtains pre-approval
from the government; and (b) deposits held in designated bank accounts as collateral for the Company’s short-term bank loan and foreign exchange swap contract, which are not available for the Company’s general use for operations.

Derivative assets
Derivative assets
Derivative assets mainly represent the balances from the Company’s foreign currency swap contract with Shanghai Pudong Development Bank to reduce volatility in the Company’s economic value caused by foreign currency fluctuations. The foreign currency swap contract is not designated as hedges. The foreign currency swap contract is marked to market at each reporting date, with changes in fair value recognized in the consolidated statements of comprehensive loss. The foreign currency swap was settled in April 2022.

Short-term investments	Short-term investments The Company’s short-term investments primarily represent time deposits with original maturities between three months and one year .
Accounts and notes receivable and allowance for doubtful accounts
Accounts and notes receivable and allowance for doubtful accounts
Accounts and notes receivable are recorded at the realizable value amount, net of allowances for doubtful accounts. An allowance for doubtful accounts is recorded in the period when loss is probable based on many factors, including the age of the balance, the customer’s payment history and credit quality of the customers, current economic trends and other factors that may affect the Company’s ability to collect from customers. Bad debts are written off after all collection efforts have been exhausted.

Property and equipment, net
Property and equipment, net
Property and equipment are stated at cost less accumulated depreciation and impairment. Depreciation is computed using the straight-line method over the estimated useful lives of the assets or the remaining lease term, whichever is shorter. The estimated useful lives of property and equipment are as follows:

Computer equipment and servers	3 – 5 years

Office furniture and equipment	3 – 5 years

Leasehold improvements	over the shorter of lease terms or estimated useful lives of the assets
Costs related to construction of property and equipment incurred before the assets are ready for their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property and equipment items and depreciation of these assets commences when they are ready for their intended use. Expenditures for repair and maintenance are expensed as incurred. When assets are retired or otherwise disposed of, the cost and related accumulated depreciation are removed from their respective accounts, and any gain or loss on such sale or disposal is reflected in the consolidated statements of comprehensive loss.

Intangible assets
Intangible assets
Intangible assets with finite lives are carried at cost less accumulated amortization. Intangible assets represent computer software, systems and technology, brand and customer relationship acquired in a business combination. The cost of the brand and customer relationship is the fair value at the date of acquisition. All intangible assets with finite lives are amortized using the straight-line method over the estimated economic lives, which are as follows:

Computer software, systems and technology	1 – 5 years

Brand	10 years

Customer relationship	5 years
Residual values are considered nil.

Impairment of long-lived assets other than goodwill
Impairment of long-lived assets other than goodwill
The Company evaluates long-lived assets, such as property and equipment and purchased intangible assets with finite lives, for impairment whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable in accordance with ASC 360, Property, Plant and Equipment. When such events occur, the Company assesses the recoverability of the asset group based on the undiscounted future cash flow the asset group is expected to generate and recognizes an impairment loss when estimated undiscounted future cash flow expected to result from the use of the asset group plus net proceeds expected from disposition of the asset group, if any, is less than the carrying value of the asset group. If the Company identifies an impairment, the Company reduces the carrying amount of the asset group to its estimated fair value based on a discounted cash flow approach or, when available and appropriate, to comparable market values. The Company uses estimates and judgments in its impairment tests and if different estimates or judgments had been utilized, the timing or the amount of any impairment charges could be different. For the years ended December 31, 2020, 2021 and 2022, the impairment recognized for long-lived assets were RMB10,952, nil and RMB22,400 (US$3,248) respectively.

Goodwill
Goodwill
Goodwill is initially measured at cost, being the excess of the aggregate of the consideration transferred and the amount recognized for noncontrolling interests over the identifiable assets acquired and liabilities assumed. After initial recognition, goodwill is measured at cost less any accumulated impairment losses. Goodwill, which is nondeductible for tax purposes, is primarily attributable to the synergies expected to be achieved from the acquisition.

Impairment of goodwill
Impairment of goodwill
The Company assesses goodwill for impairment in accordance with ASC
350-20,
Intangibles—Goodwill and Other: Goodwill, (“ASC
350-20”),
which requires that goodwill be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events, as defined by ASC
350-20.
Under ASC 350-20-35, the Company has the option to choose whether it will apply the qualitative assessment first and then the quantitative assessment, if necessary, or to apply the quantitative assessment directly. In the qualitative assessment, the Company primarily considers factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. If the Company believes, as a result of the qualitative assessment, that it is more-likely-than-not that the fair value of the reporting unit is less than its carrying amount, a quantitative impairment test is required. Otherwise, no further testing is required. Therefore, when the Company performs the quantitative impairment test it compares the fair value of the reporting unit with its carrying amount, including goodwill. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess.
The Company elected to bypass the qualitative assessment and proceeded directly to perform the quantitative test for the year ended December 31, 2022, by quantitatively comparing the fair values of the reporting unit to its carrying amounts. The Company determines the fair value of the reporting unit based on estimated fair value using the income approach, and no impairment charge was recognized for the year ended December 31, 2022.

Business Combinations
Business combinations
The Company applies the definition of a business in ASC 805, Business Combinations to determine whether it is acquiring a business or a group of assets. Business combinations are accounted for using the acquisition method.
The Company accounts for its business combinations by recognizing in the financial statements the identifiable assets acquired, the liabilities assumed and any noncontrolling interests in the acquiree at fair value at the acquisition date. The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and redeemable noncontrolling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. The excess of (i) the total of cost of acquisition, the fair value of the noncontrolling interests and the acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net tangible and intangible assets of the acquiree is recorded as goodwill. In addition, acquisition costs related to business combinations are expensed as incurred.
The Company records acquired intangible assets at fair value on the date of acquisition and amortizes such assets using the straight-line method over the expected useful life of the asset unless another amortization method is deemed to be more appropriate. The Company evaluates the remaining useful life of intangible assets on a periodic basis to determine whether events and circumstances warrant a revision to the remaining useful life. If the estimate of an intangible asset’s remaining useful life is changed, the Company will amortize the remaining carrying value of the intangible asset prospectively over the revised remaining useful life.

Consolidation of Noncontrolling Interests
Consolidation of noncontrolling interests
A noncontrolling interest is recognized to reflect the portion of a subsidiary’s equity which is not attributable, directly or indirectly, to the Company. Consolidated net loss on the consolidated statements of comprehensive loss includes the net loss attributable to noncontrolling interests when applicable. Cash flows related to transactions with noncontrolling interests are presented under financing activities in the consolidated statements of cash flows when applicable.

Redeemable noncontrolling interests
Redeemable noncontrolling interests
Noncontrolling interests in subsidiaries that are redeemable by the Company upon the occurrence of certain events that are not solely within the control of the Company are classified as redeemable noncontrolling interests, within mezzanine equity in the consolidated balance sheet. Net income or loss of the subsidiary attributable to the redeemable noncontrolling interests was subsequently recorded pursuant to ASC 810, Consolidation. After the attribution, the Company considers the provisions of ASC 480, Distinguish Liabilities from Equity to determine whether any further adjustments are necessary to increase the carrying value of the redeemable noncontrolling interests. Adjustments to the carrying amount of the redeemable noncontrolling interests are recognized as an adjustment to retained earnings, or in the absence of retained earnings, by adjustment to additional paid-in-capital.

Long-term Investments
Long-term investments
The Company’s long-term investments consist of equity investments without readily determinable fair value.
The Company accounts for investments in an investee over which the Company does not have significant influence and which do not have readily determinable fair value using the measurement alternative, which is defined as cost, less impairments, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. The Company makes a qualitative assessment of whether the investment is impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, the Company has to estimate the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the Company has to recognize an impairment loss in consolidated statements of comprehensive loss equal to the difference between the carrying value and fair value. The Company recognized RMB38,739, RMB25,370 and RMB6,726 (US$975) impairment in other income/(expense) in the consolidated statement of comprehensive loss for the years ended December 31, 2020, 2021 and 2022.

Value added taxes ("VAT")
Value added taxes (“VAT”)
The Company presents VAT assessed by government authorities as reductions of revenues. Pursuant to the PRC tax legislation, VAT is generally imposed in lieu of business tax in the modern service industries, on a nationwide basis. VAT of 6% applies to revenue derived from the provision of certain modern services. The Company is allowed to offset the qualified input VAT paid on taxable purchases against the output VAT chargeable on the modern services provided.

Treasury shares
Treasury shares
Treasury shares represent shares repurchased by the Company that are no longer outstanding and are held by the Company. Treasury shares are accounted for under the cost method per ASC
505-30
Treasury Stock
. Under this method, repurchase of shares were recorded as treasury shares at historical purchase price. On November 20, 2018, the Board of Directors of the Company approved a repurchase plan (the “2018 Repurchase Plan”) to repurchase its own issued and outstanding American depositary shares (“ADSs”) up to an aggregate value of US$10 million from the open market. On September 15, 2022, the Board of Directors of the Company approved a repurchase plan (the “2022 Repurchase Plan”) to repurchase its ordinary shares (including in the form of ADSs) up to an aggregate value of US$
5
 million from the open market. As of December 31, 2022, under the 2018 Repurchase
Plan, the Company had repurchased an aggregate of
920,606
ADSs, representing
613,737
 Class A common shares on the open market for a total cash consideration of US$
5.91
 million. As of December 31, 2022, under the 2022 Repurchase Plan, the Company had repurchased an aggregate of

273,469
ADSs, representing
182,313

Class A common shares on the open market for a total cash consideration of RMB
1,689
 (
US$245
)
.

Revenue recognition
Revenue recognition
Under ASC 606, revenues are recognized when control of the promised goods or services is transferred to customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. Revenues are presented net of value-added tax collected on behalf of the government.
Targeted Marketing
The Company generates targeted marketing revenue by providing targeted marketing solution in the form of integrated marketing campaign to advertiser through the
 XiaoGuoTong
 marketing platform and built upon its multi-dimensional device-level mobile behavioral data or other third-party marketing platforms such as Guangdiantong of Tencent, which is identified as one performance obligation. The ads are displayed on a wide spectrum of reputable publishers, through bidding for ad slots using rates directly negotiated with the various publishers. Moreover, volume rebates to customers under targeted marketing revenue applied on a prospective basis when they recharge their target marketing accounts above a specific threshold are material rights. The contract consideration related to these material rights are deferred any recognized as revenue when future services are transferred or when the material rights expire.
The Company enters into contractual arrangements with advertisers that stipulate the types of advertising to be delivered and the pricing. Advertising customers pay for the targeted marketing solutions primarily based on a cost-per-click
(“CPC”)
or cost-per-action
(“CPA”) basis. Majority of the contract duration is less than one year. For certain arrangements, customers are required to pay the Company before the services are delivered. For other arrangements, the Company provided customers with a credit term less than one year. The Company acts as the principal in the targeted marketing arrangements under which the Company has control over the fulfillment of the service and has discretion in establishing price. Accordingly, the Company recognizes revenue on a gross basis and at a point in time once agreed actions are performed. Revenues are presented net of value-added tax collected on behalf of the government.
Starting from January 1, 2021, the Company has fully exited the Target Marketing business and financial results since then only reflect SAAS Businesses.
SAAS Businesses
The Company generates SAAS Businesses revenue primarily from developer services and vertical applications. For developer services, there are three types of contracts, subscription-based contracts, project-based contracts and consumption-based contracts. The Company primarily enters into subscription-based contracts with its customers to provide push notification or instant messaging (collectively “notification services”), which the Company provides its customers with access to its notification services platform. This enables customers to send notifications and messages to users. The nature of the Company’s performance obligation is a single performance obligation with a fixed transaction price based on subscription fees. The Company generally recognizes revenue ratably over time under the subscription-based contracts as stand-ready obligations because the customer simultaneously receives and consumes the benefits as the Company provides subscription services throughout a fixed contract term. The Company uses an output method of progress based on fixed contract term as it best depicts the transfer of control to the customer.
The Company primarily enters into consumption-based contracts with its customers to provide short message services (“SMS”), one-click
verification services, email services and value-added services. For SMS, the Company enables customers to send short messages to users for developer-user communication and authentication. For one-click
verification services, the Company enables users to verify the cellphone number of users without verification code after integrating the one-click
verification SDK. For email services, the Company enables the customers to send emails to users. Customers pay for SMS, one-click
verification, and email services based on the
pre-agreed
the rate per message or email and the number of messages or email delivered. The Company acts as the principal in the SMS, one-click
verification, and email services in which the Company has control over the fulfillment of services. The Company recognizes revenue on a gross basis and at the point in time when messages delivered. For value-added services, the Company built an application (“APP”) Alliance which connects advertisers and APP developers, who are the suppliers of where the ads will be displayed. The Company enters into contractual arrangements with advertisers that stipulate the types of advertising to be delivered and priced. Advertising customers pay for the value-added service primarily based on cost-per-action (“CPA”)
basis or
cost-per-click
(“CPC”) basis. All of the contractual arrangements’ duration is less than one year. The Company acts as the principal in the value-added services in which the Company has control over the fulfillment of the service and has discretion in establishing price. Accordingly, the Company recognizes revenue on a gross basis and at a point in time once agreed actions are performed.

The Company primarily enters into project-based contracts with its customers to provide private cloud-based developer services, which are designed to provide customizable services to customers who want a more controlled software environment and more comprehensive technology and customer support. The Company provides its customers one combined performance obligation including customized APP push notification system or instant messaging system and related system training services as both performance obligations are incapable of being distinct because the customer cannot derive economic benefit from the related system training services on its own. Meanwhile, the Company also provides post contract assurance-type maintenance services, which usually have a duration of one year. The transaction price is fixed based on the signed contract consideration. Under ASC 606, the Company recognize revenue at the point in time when the system is implemented, and the training service is provided, which is represented by the customer acceptance received by the Company. Meanwhile, the estimated cost of assurance-type maintenance services is accrued
as “Costs of revenues”, which is not material.
For vertical applications, the Company enters into agreements with its customers to provide data analytic solutions and there are three types of contracts, including subscription-based contracts, project-based contracts and consumption-based contracts. The Company primarily enters into subscription-based contracts with its customers to provide customizable service package for a fixed contract term, which allows the customers to subscribe a fixed number of apps to obtain unlimited volume of queries to the Company’s analytic results. The nature of the Company’s performance obligation is a single performance obligation with a fixed transaction price based on subscription fees. The Company generally recognizes revenue ratably over time under the subscription-based contracts, because the customer simultaneously receives and consumes the benefits as the Company provides subscription services throughout a fixed contract term.
The Company primarily enters into project-based contracts with its customers to provide in-depth
analytics services and generate customized reports based on the customers’ specific requirements. The nature of the Company’s performance obligation is a single performance obligation with a fixed transaction price based on the signed contract consideration. The Company recognizes revenue at the point in time when the customized reports are provided.
The Company primarily enters into consumption-based contracts with its customers to process the queries or provide features based on the customers’ requirements. The nature of the Company’s performance obligation is a single performance obligation, and the transaction price is determined based on the pre-agreed the rate per query and the number of queries delivered. When the Company receives a placed order, it recognizes revenue at a point in time when the queries are processed, or the features are utilized by the customers.
For certain arrangements, customers are required to pay the Company before the services are delivered. For other arrangements, the Company provides customers with a credit term under six months.

Other revenue recognition related policies
Timing of revenue recognition may differ from the timing of invoicing to customers. Some customers are required to pay before the services are delivered to the customer. When either party to a revenue contract has performed, the Company recognizes a contract asset or a contract liability on the consolidated balance sheet, depending on the relationship between the Company’s performance and the customer’s payment.
Contract assets represent amounts related to the Company’s rights to consideration received for private-cloud-based service and are included in “Prepayments and other assets” on the consolidated balance sheets. Amount of contract assets was not material as of December 31, 2021 and 2022, respectively.
Contract liabilities are mainly related to fees for services to be provided over the service period, which are presented as “Deferred revenue and customer deposits” on the consolidated balance sheets.
The increase in contract liabilities is a result of the increase in consideration received from the Company’s customers
.
Revenue recognized for the years ended December 31, 2021 and 2022 that was included in contract liabilities as of January 1, 2021 and 2022 was RMB62,790 and RMB67,419 (US$9,775), respectively. A summary of contract liabilities is as follows:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Contract liabilities	80,405	82,312	11,934
Customer deposits relate to customer’s unused balances that are refundable. Once this balance is utilized by the customer, the corresponding amount would be recognized as revenue.
As of December 31, 2021 and 2022, the Company’s unsatisfied (or partially unsatisfied) performance obligations in contracts with its customers was RMB42,019 and RMB37,818 (US$5,483), respectively. The Company expects to recognize the majority of its remaining performance obligations as revenue within the next year.

Costs of revenues
Costs of revenues
Cost of revenues consists primarily of the cost of purchasing ad inventory associated with targeted marketing services and channel cost associated with JG Alliance, bandwidth cost, staff costs and depreciation of servers used for revenue generating services. Starting from January 1, 2021, the Company had fully exited the targeted marketing business and the cost of revenues since then is only incurred from SAAS Businesses.

Research and development
Research and development
Research and development expenses are primarily incurred in the development of new services, new features as well as costs associated with new product and technology development and enhancement. Research and development costs are expensed as incurred unless such costs qualify for capitalization as software development costs. In order to qualify for capitalization, (i) the preliminary project should be completed, (ii) management has committed to funding the project and it is probable that the project will be completed and the software will be used to perform the function intended, and (iii) it will result in significant additional functionality in the Company’s services. No research and development costs were capitalized during any of the years presented as the Company has not met all of the necessary capitalization requirements.

Advertising expenses
Advertising expenses
Advertising expenses, including promotion expenses, are charged to “sales and marketing expenses” as incurred. Advertising expenses amounted to RMB9,789, RMB12,767 and RMB6,460 (US$937) for the years ended December 31, 2020, 2021 and 2022, respectively.

Other income (expenses)
Other income (expenses)
Other income/(expenses) includes impairment loss of financial assets, government grants and profit-sharing program with Depositary Bank related to ADSs depositary. For the year ended December 31,2022, impairment losses of RMB6,726 (US$975) of long-term investments and RMB705 (US$102) of loans receivables are recognized. For the year ended December 31,2021, impairment losses of RMB25,370 of long-term investments and RMB528 of loans receivables are recognized. For the year ended December 31,2020, impairment losses of RMB39,181 of long-term investments and RMB4,500 of loans receivables are recognized. Income from profit-sharing program is recognized over five-year period as specified in the contract based on certain parameters.

Government grants
Government grants
Government grants primarily consist of financial grants received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. For certain government grants, there are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. The government grants of non-operating
nature with no further conditions to be met are recorded as
non-operating
income in “Other income (expenses)” when received. When the grant relates to an expense item, it is recognized in the consolidated statement of comprehensive loss over the period necessary to match the grant to the related costs. Where the grant relates to an asset acquisition, it is recognized in the consolidated statements of comprehensive loss in proportion to the depreciation of the related assets.

Operating leases

Operating leases
The Company adopted ASU
No. 2016-02,
Leases (Topic 842) (“ASU
2016-02”)
from January 1, 2022 by using the modified retrospective method and did not restate the comparable periods. The Company has elected the package of practical expedients, which allows the Company not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date and (3) initial direct costs for any expired or existing leases as of the adoption date. The Company also elected the short-term lease exemption for all contracts with lease terms of 12 months or less.
The Company determines if an arrangement is a lease or contains a lease at lease inception. Leases are classified at the inception date as either as a finance lease or an operating lease. The Company classifies a lease as a finance lease when the lease meets any one of the following criteria at lease commencement:
a. The lease transfers ownership of the underlying asset to the lessee by the end of the lease term.
b. The lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise.
c. The lease term is for a major part of the remaining economic life of the underlying asset.
d. The present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already reflected in the lease payments equals or exceeds substantially all of the fair value of the underlying asset.
e. The underlying asset is of such a specialized nature that it is expected to have no alternative use to the Company at the end of the lease term.
For operating leases, the Company recognizes an ROU asset and a lease liability based on the present value of the lease payments over the lease term on the consolidated balance sheets at commencement date. At lease commencement, operating lease ROU assets represent the right to use underlying assets for their respective lease terms and are recognized at amounts equal to the lease liabilities adjusted for any lease payments made prior to the lease commencement date, less any lease incentives received and any initial direct costs incurred by the Company.
After lease commencement, operating lease liabilities are measured at the present value of the remaining lease payments using the discount rate determined at lease commencement. Operating lease ROU assets are measured at the amount of the lease liabilities and further adjusted for prepaid or accrued lease payments, the remaining balance of any lease incentives received, unamortized initial direct costs and impairment of the ROU assets, if any. Operating lease expense is recorded as a single cost on a straight-line basis over the lease term.

The Company’s leases do not provide an implicit rate, the Company estimates its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased asset is located.
Land use rights represent lease prepayments to the local government authorities. As of December 31, 2022, the land use right was carried at cost less accumulated amortization and any impairment loss. Amortization is provided to write off the cost of lease
prepayments on a straight line basis over the remaining term of the land use right period.
Upon adoption, land use rights of RMB
21,560 (US$3,126)

were identified as operating lease
right-of-use
assets, which is included under the “Operating lease
right-of-use
assets” in the Company’s consolidated balance sheets. Accordingly, the Company included the cash used for obtaining the land use rights in operating cash flow activities for the year ended December 31, 2022.

The effect of the changes made to the Company’s consolidated balance sheet as of January 1, 2022 for the adoption of ASU 2016-02 is as follows:

	Balance as of December 31, 2021	Adjustments due to the adoption of ASU 2016-02	Balance as of January 1, 2022
	RMB	RMB	RMB
Assets:
Prepayments and other current assets	46,670	(86)	46,584
Operating lease right-of-use assets	—	15,773	15,773
Liabilities:
Operating lease liabilities (current)	—	(8,845)	(8,845)
Operating lease liabilities (non-current)	—	(10,306)	(10,306)
Accrued liabilities and other current liabilities	(85,305)	3,464	(81,841)
The impact of adopting ASU 2016-02 on the Company’s consolidated balance sheet as of December 31, 2022 are as follows:

	As reported	Legacy GAAP	Effect of the adoption of ASU 2016-02
	RMB	RMB	RMB
Assets:
Prepayments and other current assets	30,401	30,421	(20)
Land use right	—	21,560	(21,560)
Operating lease right-of-use assets	33,756	—	33,756
Liabilities:
Operating lease liabilities (current)	(18,133)	—	(18,133)
Operating lease liabilities (non-current)	(6,959)	—	(6,959)
Accrued liabilities and other current liabilities	(75,333)	(87,592)	12,259
The adoption of the standard did not have significant impact to the Company’s consolidated statements of comprehensive loss or cash flows for the year ended December 31, 2022.

Employee defined contribution plan
Employee defined contribution plan
Full time employees of the Company in the PRC participate in a government mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund, and other welfare benefits are provided to employees. Chinese labor regulations require that the Company make contributions to the government for these benefits based on a certain percentage of the employee’s salaries. The Company has no legal obligation for the benefits beyond the contributions. The total amount that was expensed as incurred was RMB10,556, RMB16,714 and RMB16,379 (US$2,375) for the years ended December 31, 2020, 2021 and 2022, respectively.

Income taxes
Income taxes
The Company accounts for income taxes using the liability approach and recognizes deferred tax assets and liabilities for the expected future consequences of events that have been recognized in the consolidated financial statements or in the Company’s tax returns. Deferred tax assets and liabilities are recognized on the basis of the temporary differences that exist between the tax basis of assets and liabilities and their reported amounts in the consolidated financial statements using enacted tax rates in effect for the year end in which the differences are expected to reverse. Changes in deferred tax assets and liabilities are recorded in earnings. Deferred tax assets are reduced by a valuation allowance through a charge to income tax expense when, in the opinion of management, it is more-likely-than-not
that a portion of or all of the deferred tax assets will not be realized. The Company evaluates the potential for recovery of deferred tax assets by estimating the future taxable profits expected and considering prudent and feasible tax planning strategies. The components of the deferred tax assets and liabilities are classified as non-current.

The Company accounts for uncertainty in income taxes recognized in the consolidated financial statements by applying a two-step
process to determine the amount of the benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more-likely-than-not
to be sustained (defined as a likelihood of more than fifty percent of being sustained upon an audit, based on the technical merits of the tax position), the tax position is then assessed to determine the amount of benefits to recognize in the consolidated financial statements.
Tax positions
that
meet the “more likely than not” recognition threshold are measured, using a cumulative probability approach, at the largest amount
of tax benefit
that has a greater than 50% likelihood of being realized upon settlement. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.
The Company evaluated its income tax uncertainty under ASC 740. ASC 740 clarifies the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Company elects to classify interest and penalties related to an uncertain tax position, if and when required, as part of income tax expense in the consolidated statements of comprehensive loss.

Share-based compensation
Share-based compensation
In accordance with ASC 718,
Compensation-Stock Compensation,
the Company determines whether an award granted to its employees should be classified and accounted for as a liability award or equity award. The Company’s share-based compensation to its employees which were classified as equity awards were recognized in the consolidated statements of comprehensive loss based on the grant date fair value. The Company’s share-based compensation to its employees which were classified as liability awards were recognized in the consolidated statements of comprehensive loss based on the fair value at each reporting date until settlement.
A change in the terms or conditions of a share-based award, or cancellation of a share-based award accompanied by the concurrent grant of a replacement award is accounted for as a modification (that is, an exchange of the original award for a new award), unless the award’s fair value, vesting conditions, and classification as an equity instrument are the same as immediately before and after the change. Incremental compensation cost is measured as the excess, if any, of the fair value of the modified award over the fair value of the original award immediately before its terms are modified, measured based on the fair value of the awards and other pertinent factors at the modification date. For vested awards, the Company recognizes incremental compensation cost in the period the modification occurs. For unvested awards, the Company recognizes over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date. If the fair value of the modified award is lower than the fair value of the original award immediately before modification, the minimum compensation cost the Company recognizes is the cost of the original award.

Fair value measurements
Fair value measurements
The carrying amounts of financial assets and liabilities, such as cash equivalents, restricted cash, accounts receivable, other receivables within prepayments and other current assets, balances with related parties, short-term loan, accounts payable, and other payables with accrued liabilities and other current liabilities, approximate their fair values because of the short maturity of these instruments.

Comprehensive loss
Comprehensive loss
Comprehensive loss is defined as the increase or decrease in equity of the Company during a year from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Accumulated other comprehensive income of the Company includes the foreign currency translation adjustments.

Loss per share
Loss per share
In accordance with ASC 260,
Earning per Share
, basic loss per share is computed by dividing net loss attributable to common shareholders by the weighted average number of common shares outstanding during the period using the two-class
method. Under the
two-class
method, net loss is allocated between common shares based on dividends declared (or accumulated) and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed. For the year ended December 31, 2022, the two-class
method is applicable because the Company has two classes of common shares outstanding, Class A and Class B common shares, respectively. The participating rights (liquidation and dividend rights) of the holders of the Company’s Class A and Class B common shares are identical, except with respect to voting. As a result, and in accordance with ASC 260, as the liquidation and dividend rights are identical, the undistributed loss is allocated on a proportionate basis.
Diluted loss per share is computed by dividing net loss attributable to common shareholders as adjusted for the effect of dilutive common equivalent shares, if any, by the weighted average number of common and dilutive common equivalent shares outstanding during the years. Common share equivalents are excluded from the computation of diluted loss per share if their effects would be anti-dilutive.

Concentration of risks
Concentration of risks
Concentration of credit risk
Financial assets that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, derivative assets, other receivables within prepayments and other current assets, short-term investments and accounts receivable.
The Company places its cash and cash equivalents with reputable financial institutions which have high-credit ratings. As of December 31, 2021 and 2022, the aggregate amount of cash and cash equivalents, derivative assets, short-term investments and restricted cash of RMB276,644 and RMB108,579 (US$15,742), respectively, were held at major financial institutions located in the PRC, and US$2,186 and US$1,114 (RMB7,681), respectively, were deposited with major financial institutions located outside the PRC. The Company continues to monitor the financial strength of the financial institutions. The Company manages credit risk of accounts receivable through ongoing monitoring of the outstanding balances.
Concentration of suppliers
Approximately
71.0
%,
46.4
% and
50.2
% of advertising costs were paid to three suppliers for the years ended December 31, 2020, 2021 and 2022, respectively.

Business and economic risk
The Company believes that changes in any of the following areas could have a material adverse effect on the Company’s future consolidated financial position, results of operations or cash flows: changes in the overall demand for services; competitive pressures due to new entrants; advances and new trends in new technologies and industry standards; changes in certain strategic relationships; regulatory considerations and risks associated with the Company’s ability to attract employees necessary to support its growth. The Company’s operations could also be adversely affected by significant political, regulatory, economic and social uncertainties in the PRC.
Currency convertibility risk
Substantially all of the Company’s businesses are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China (“PBOC”) or other authorized financial institution at exchange rates quoted by PBOC. Approval of foreign currency payments by the PBOC or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices and signed contracts.
Foreign currency exchange rate risk
The functional currency and the reporting currency of the Company are the US$ and the RMB, respectively. On June 19, 2010, the PBOC announced the end of the RMB’s de facto peg to the US$, a policy which was instituted in late 2008 in the face of the global financial crisis, to further reform the RMB exchange rate regime and to enhance the RMB’s exchange rate flexibility. On March 15, 2014, the People’s Bank of China announced the widening of the daily trading band for RMB against US$. The appreciation of the US$ against RMB was approximately 8.23% in 2022. Most of the Company’s revenues and costs are denominated in RMB, while a portion of cash and cash equivalents, derivative assets, accounts receivable, and accounts payable are denominated in US$. Any significant revaluation of RMB may materially and adversely affect the Company’s consolidated revenues, earnings and financial position in US$.

Impact of COVID-19
Impact of
COVID-19
During the year ended December 31, 2022, revenues declined compared to the prior period partly due to weakness in demand as its customers in certain industries are negatively impacted by

COVID-19.
Although the Chinese government has now lifted the restrictions related to COVID-19, the COVID-19 pandemic still has negatively impacted, and may continue to negatively impact, the global economy and disrupt normal business activity, which may have an adverse effect on the Company’s results of operations.
In the longer-term, the adverse effects of the COVID-19 on the economies and financial markets of many countries are expected to persist, and may lead to an economic downturn or recession. This could adversely affect demand for some products and those of its customers, which may, in turn negatively impact the Company’s results of operations.
There are still uncertainties of

COVID-19’s

future impact, and the extent of the impact will depend on a number of factors, including the duration and severity of the pandemic; the uneven impact to certain industries; how quickly and to what extent the economic and operating conditions can resume, and the severity and duration of the global economic downturn as a result of the pandemic. As a result, certain of the Company’s estimates and assumptions, including the allowance for accounts and the valuation of certain equity investments, goodwill and long-lived

assets subject to impairment assessments, require significant judgments and carry a higher degree of variabilities and volatilities that could result in material changes to the Company’s current estimates in future periods. The extent of the impact of the

COVID-19

on the Company’s operational and financial performance in the longer term will depend on future developments, including the potential resurgence of the pandemic, the virus variation, future government actions in response to the pandemic and the overall impact of the COVID-19 pandemic on the global economy and capital markets, among many other factors, all of which are highly uncertain and beyond the control of the Company and the impact cannot be reasonably estimated at this time.

Segment information
Segment information
The Company’s chief operating decision maker is the Chief Executive Officer, who makes resource allocation decisions and assesses performance based on the consolidated financial results. As a result, the Company has only one reportable segment.
As the Company generates substantially most of its revenues in the PRC, and substantially all of the Company’s long-lived assets and revenues are located in and derived from PRC, no geographical segments are presented.

Recently issued accounting pronouncements
Recently issued accounting pronouncements
As a company with less than US$1.07 billion in revenue for the last fiscal year, the Company qualifies as an “emerging growth company” pursuant to the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). An emerging growth company may take advantage of specified reduced reporting and other requirements that are otherwise applicable generally to public companies. These provisions include a provision that an emerging growth company does not need to comply with any new or revised financial accounting standards until such date that a private company is otherwise required to comply with such new or revised accounting standards. The Company will take advantage of the extended transition period.
In June 2016, the FASB issued ASU
No. 2016-13,
Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
(“ASU
2016-13”).
Subsequently, the FASB issued ASU
2019-05,
Financial Instruments- Credit Losses (Topic 326)
: Targeted Transition Relief and codification improvements to Topic 326 in ASU
2019-04
and ASU
2018-19.
The amendments update guidance on reporting credit losses for financial assets. These amendments affect loans, debt securities, trade receivables, net investments in leases, off balance sheet credit exposures, reinsurance receivables, and any other financial assets not excluded from the scope that have the contractual right to receive cash. The amendments in this ASU are effective for annual reporting periods beginning January 1, 2023 and interim periods beginning January 1, 2023. The Company does not expect any material impact on the Company’s consolidated financial statements.
In October 2021, the FASB issued ASU No. 2021-08,
Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers
(ASU
2021-08),
which clarifies that an acquirer of a business should recognize and measure contract assets and contract liabilities in a business combination in accordance with ASC Topic 606,
Revenue from Contracts with Customers (Topic 606)
. This guidance will be effective for the Company in the first quarter of 2023 on a prospective basis, with early adoption permitted. The Company is currently evaluating the impact of the new guidance on the Company’s consolidated financial statements.